Intangible assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
ERP management reporting software system	$ 248	$ 1,757	$ 1,406
ERP management reporting software system
Disclosure of detailed information about intangible assets [line items]
ERP management reporting software system	$ 248	$ 1,757